Common Stock Warrants Outstanding - Summary of Equity-Classified Common Stock Warrant Activity (Detail) - Warrants [Member] - $ / shares		9 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class Of Warrant Or Right [Line Items]
Number of Shares, Outstanding, Beginning Balance		11,623,987	784,230	203,047
Number of Shares, Issued	2,160,000	3,594,639	10,890,657	2,666,666
Number of Shares, Exercised		(6,816,850)		(2,085,483)
Number of Shares, Expired			(50,900)
Number of Shares, Outstanding, Ending Balance		8,401,746	11,623,987	784,230	203,047
Weighted Average Exercise Price Per Share, Outstanding, Beginning Balance		$ 1.93	$ 11.18	$ 29.79
Weighted Average Exercise Price Per Share, Issued		2.10	1.40	4.68
Weighted Average Exercise Price Per Share, Exercised		1.10		4.68
Weighted Average Exercise Price Per Share, Expired			30.00
Weighted Average Exercise Price Per Share, Outstanding, Ending Balance		$ 2.68	$ 1.93	$ 11.18	$ 29.79
Average Remaining Contractual Term (in years)		4 years 2 months 12 days	4 years 7 months 6 days	3 years 9 months 18 days	3 years 9 months 18 days
Scenario, Previously Reported [Member]
Class Of Warrant Or Right [Line Items]
Number of Shares, Outstanding, Beginning Balance		11,623,957
Number of Shares, Outstanding, Ending Balance			11,623,957